Related party transactions - Material related party transactions (Details) - Related party - Dasheng Holding (HK) Limited - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions
Amounts due to Dasheng Holding (HK) Limited, its subsidiary and its consolidated VIEs	$ 3,333	$ 2,853
Agent services provided
Related party transactions
Amount of related party transaction	101	134	$ 142
Product development labor service
Related party transactions
Amount of related party transaction	2,077	612	882
Internet service
Related party transactions
Amount of related party transaction	$ 613	$ 272	$ 183